EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Earnings per share

(a) Basic

12/31/2019
Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	5,842,099	869	1,569,182	7,412,149
Earning attributable to each class of shares - Discontinued Operation	2,589,148	385	695,442	3,284,975
Earning for the year	8,431,247	1,253	2,264,624	10,697,124

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share from continued operation (R$)	5.37	5.91	5.91
Basic earnings per share from discontinued operation (R$)	2.38	2.62	2.62

Net basic earnings per share (R$)	7.76	8.53	8.53

12/31/2018 (Revised)

Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	10,438,185	1,552	2,803,686	13,243,423
Earnings attributable to each class of shares - Discontinued Operation	14,940	2	4,013	18,955
Earning for the year	10,453,125	1,554	2,807,699	13,262,378

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share from continued operation (R$)	9.60	10.56	10.56
Basic earnings per share from discontinued operation (R$)	0.01	0.02	0.02

Net basic earnings per share (R$)	9.62	10.58	10.58

12/31/2017

Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	1,124,922	152	274,684	1,399,758
Losses attributable to each class of shares - Discontinued Operation	(2,542,411)	(344)	(620,808)	(3,163,563)
Losses for the year	(1,417,489)	(192)	(346,124)	(1,763,805)

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share from continued operation (R$)	1.03	1.03	1.03
Basic earnings per share from discontinued operation (R$)	(2.34)	(2.34)	(2.34)

Net basic earnings per share (R$)	(1.30)	(1.30)	(1.30)

(b) Diluted

12/31/2019

			Preferred B -
Numerator	Common	Preferred A	Converted	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	5,938,162	745	54,473	1,418,770	7,412,149
Earnings attributable to each class of shares - Disontinued Operation	2,631,722	330	24,142	628,782	3,284,975
Earning for the year	8,569,884	1,075	78,614	2,047,552	10,697,124

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,288,843	147	10,748	279,941
% of shares in relation to total	81.59%	0.01%	0.68%	17.72%

Basic earnings per share from continued operation (R$)	4.61	5.07	5.07	5.07
Basic earnings per share from discontinued operation (R$)	2.04	2.25	2.25	2.25

Diluted earnings per share (R$)	6.65	7.31	7.31	7.31

12/31/2018 (Revised)
			Preferred B -
Numerator	Common	Preferred A	Converted	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	10,339,158	1,537	125,641	2,777,087	13,243,423
Earnings attributable to each class of shares - Discontinued Operation	14,798	2	180	3,975	18,955
Earning for the year	10,353,956	1,539	125,821	2,781,062	13,262,378

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,087,050	147	12,009	265,437
% of shares in relation to total	79.42%	0.01%	1.17%	19.39%

Diluted earnings per share from continued operation (R$)	9.51	10.46	10.46	10.46
Diluted earnings per share from discontinued operation (R$)	0.01	0.01	0.01	0.01

Diluted earnings per share (R$)	9.52	10.48	10.48	10.48

12/31/2017
			Preferred B-
Numerator	Common	Preferred A	Converted	Preferred B	Total
Earnings attributable to each class of shares - Continued Operation	1,872,489	278	30,336	502,948	2,406,051
Losses attributable to each class of shares - Discontinued Operation	(3,245,155)	(482)	(52,574)	(871,645)	(4,169,856)
Loss for the year	(1,372,666)	(204)	(22,238)	(368,697)	(1,763,805)

			Preferred B-
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,087,050	147	16,010	265,437	—
% of shares in relation to total	79.43%	0.01%	1.17%	19.39%	—

Diluted earnings per share from continued operation (R$)	1.72	1.89	1.89	1.89	—
Diluted earnings per share from discontinued operation (R$)	(2.99)	(3.28)	(3.28)	(3.28)	—

Diluted earnings per share (R$)	(1.26)	(1.39)	(1.39)	(1.39)	—